UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Strategic High Yield Tax Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.6%
Alabama 0.3%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, Prerefunded, 6.125%, 12/1/2024	1,000,000	1,183,050
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,765,480
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,626,740

		4,575,270
Arizona 1.8%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,886,920
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,437,874
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2022	3,570,000	3,838,107
Series A, 5.0%, 7/1/2023	2,540,000	2,713,964
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,274,570
Series A, 6.375%, 9/1/2029	5,000,000	5,079,650
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,803,300

		27,034,385
California 9.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,281,400
Series F-1, 5.5%, 4/1/2043	10,000,000	10,512,500
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	9,843,837
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,683,200
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,227,721
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	4,766,933
5.125%, 8/1/2036	13,500,000	12,463,200
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	9,270,200
5.0%, 6/1/2037	10,000,000	9,023,600
5.0%, 11/1/2037	9,145,000	8,246,504
5.0%, 12/1/2037	5,000,000	4,508,100
5.0%, 4/1/2038	2,650,000	2,384,682
5.25%, 3/1/2036	6,075,000	5,714,327
5.75%, 4/1/2031	23,360,000	23,990,954
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	5,000,000	5,174,600
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	617,012
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,029,146
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	880,000	859,329
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,797,280

		140,394,525
Colorado 3.7%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	3,500,000	3,501,610
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.18% **, 6/1/2038, US Bank NA (b)	4,000,000	4,000,000
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	8,078,560
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	851,610
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	9,801,732
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,965,260
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	6,741,299
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041	7,925,000	8,733,271
Denver, CO, Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	6,200,000	6,866,996
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	3,198,987	3,150,330
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,406,410

		56,097,078
Connecticut 2.2%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	20,526,600
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,191,410
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,228,488
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	7,295,000	4,041,065
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,047,500
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,046,820
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	957,900
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	894,120
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	832,100
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012	1,000,000	627,350

		33,393,353
Delaware 0.1%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	774,050
District of Columbia 0.7%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (a)	10,000,000	10,273,000
Florida 8.5%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	410,000	358,184
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,400,000	6,183,488
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,495,000	1,380,857
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	2,950,000	2,434,782
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,208,340
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,750,000	1,535,012
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,560,000	13,303,994
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,494
Series G, 5.125%, 11/15/2020	970,000	1,020,256
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	82,818
Series G, 5.125%, 11/15/2021	1,930,000	2,019,648
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	88,734
Series G, 5.125%, 11/15/2022	2,205,000	2,289,187
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	212,962
Series G, 5.125%, 11/15/2023	2,245,000	2,320,163
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	13,125,000	11,839,669
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	7,817,067
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033 (a)	10,000,000	9,959,300
Series A-1, 5.5%, 10/1/2041	5,000,000	5,088,150
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (c)	5,000,000	5,031,800
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034 (c)	3,650,000	3,655,767
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,923,600
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	872,190
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,415,062
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (a)	2,500,000	2,374,625
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,539,920
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,258,795
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a)	3,745,000	3,951,237
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	5,169,850
5.0%, 8/15/2024	1,000,000	1,030,770
5.0%, 8/15/2025	5,000,000	5,144,250

		126,545,971
Georgia 3.2%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,752,560
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	4,969,901
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	917,865
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039 (a)	10,000,000	10,369,700
Series A, 6.25%, 11/1/2034	10,000,000	10,687,800
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,460,015
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (d)	10,000,000	10,198,200
Series A, 5.5%, 9/15/2024	2,440,000	2,454,494
Georgia, Municipal Electric Authority, Power Revenue:
Series Z, ETM, 5.5%, 1/1/2012	55,000	58,148
Series 2005-Z, 5.5%, 1/1/2012	730,000	774,378

		48,643,061
Guam 0.8%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,876,411
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,301,092

		12,177,503
Hawaii 1.0%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,170,940
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co.:
Series B, AMT, 4.6%, 5/1/2026 (a)	11,790,000	10,794,334
6.5%, 7/1/2039	2,500,000	2,695,750

		15,661,024
Illinois 2.9%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	175,000	180,891
Illinois, Finance Authority Revenue, Carle Foundation, Series C, 0.16% **, 2/15/2033, Northern Trust Co. (b)	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	10,096,460
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	5,000,000	3,982,650
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities, Series A, 7.0%, 12/1/2027 ***	5,000,000	1,399,000
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,187,400
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (a)	1,250,000	1,300,087
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	7,745,514
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,130,161
Series A, 5.875%, 2/15/2038	500,000	434,640
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series A-2, 0.12% **, 8/15/2026, Wells Fargo Bank NA (b)	4,000,000	4,000,000
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,764,390
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,673,400

		43,694,593
Indiana 0.4%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,688,033
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	831,680
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 ***	3,000,000	1,869,750
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	886,770

		5,276,233
Iowa 0.8%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,018,130
6.0%, 6/1/2039	2,000,000	2,023,140
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,988,659
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,742,850

		11,772,779
Kansas 1.0%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,625,240
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,209,420
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,323,829
Series 3, 5.625%, 11/15/2031	3,750,000	3,800,025
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,366,864
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,679,236

		15,004,614
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,215,052
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045 (c)	11,000,000	10,954,680
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (a)	3,635,000	3,976,036
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	968,710

		17,114,478
Louisiana 1.7%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,236,451
Series A, AMT, 5.75%, 9/1/2031	5,000,000	4,656,150
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,171,960
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	13,145,300

		25,209,861
Maryland 1.5%
Anne Arundel County, MD, National Business Park Project, 144A, Prerefunded, 7.375%, 7/1/2028	1,922,000	2,008,778
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	5,071,500
Series B, 5.25%, 12/1/2031	3,400,000	2,543,982
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,534,981
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,590,547
6.0%, 1/1/2028	6,100,000	6,225,538

		22,975,326
Massachusetts 3.9%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	5,082,070
AMT, 8.0%, 9/1/2035	960,000	631,258
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Series B2, 6.25%, 6/1/2014	2,500,000	2,505,325
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,250,175
Series A, 7.875%, 6/1/2044	1,250,000	1,252,450
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,770,300
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,100,000	3,706,360
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,690,000	2,873,588
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	2,000,000	2,468,480
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	6,801,030
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,686,015
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,428,900
Series E-1, 5.125%, 7/1/2038	1,500,000	1,381,305
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	4,500,000	4,518,450
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,047,815
Series E, 5.0%, 7/15/2032	3,250,000	2,642,770
Series E, 5.0%, 7/15/2037	2,750,000	2,163,975
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.5%, 1/15/2038	1,500,000	1,333,440
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	373,918
Series F, 5.75%, 7/1/2029	1,480,000	1,482,146
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,278,826
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	4,000,000	3,593,080

		58,271,676
Michigan 2.1%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,009,590
7.125%, 11/15/2043	1,500,000	1,350,510
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	3,021,732
Zero Coupon, 7/1/2012	3,150,000	2,902,945
Detroit, MI, Sewer Disposal Revenue, Series D, 0.768% *, 7/1/2032 (a)	1,605,000	1,198,534
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.375%, 5/15/2027	1,000,000	834,790
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a)	7,500,000	8,127,600
Michigan, State University Revenues, Series 2000-A, 0.15% **, 8/15/2030	8,000,000	8,000,000
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,023,980

		31,469,681
Minnesota 0.1%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care Systems, Series B-2, 0.14% **, 11/15/2035, JPMorgan Chase Bank (b)	1,200,000	1,200,000
Mississippi 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,942,640
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	900,000	799,335
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,034,397
Series A, 6.5%, 9/1/2032	2,620,000	2,699,622

		13,475,994
Missouri 1.1%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	817,988
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,845,160
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, Prerefunded, 9.0%, 8/15/2030	2,975,000	3,137,167
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	864,920
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,928,812
Series A, 8.25%, 5/15/2039	1,000,000	995,420
Series A, 8.25%, 5/15/2045	2,850,000	2,804,485
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,328,180

		16,722,132
Nebraska 0.2%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,066,120
Nevada 1.5%
Clark County, NV, Industrial Development Revenue, Nevada Power Co. Project:
Series A, AMT, 5.6%, 10/1/2030	2,080,000	1,935,794
Series B, AMT, 5.9%, 10/1/2030	8,335,000	8,045,775
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a)	4,830,000	5,291,700
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 ***	6,000,000	240,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,686,100
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,880,940

		22,080,309
New Hampshire 1.1%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	926,915
Series A, 5.4%, 1/1/2030	550,000	484,138
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,760,607
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,115,000	1,120,909
5.625%, 7/1/2018	1,615,000	1,541,889
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,033,850
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	3,972,760

		15,841,068
New Jersey 2.1%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,022,130
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,123,549
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,816,091
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,421,350
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	11,675,519
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,331,534
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	12,528,853

		31,919,026
New York 3.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,935,440
Series A, 5.75%, 11/15/2022	1,500,000	1,576,095
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.16% **, 7/1/2037, Bank of America NA (a) (b)	700,000	700,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series E, 5.0%, 12/1/2022 (a)	7,075,000	7,529,498
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019 ***	2,203,531	22
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.15% **, 11/15/2036	1,600,000	1,600,000
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	960,000	956,103
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,897,820
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.15% **, 5/15/2041	700,000	700,000
New York, State Local Government Assistance Corp., Series 8V, 0.16% **, 4/1/2019	1,800,000	1,800,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.17% **, 10/1/2037	4,000,000	4,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-4, 0.22% **, 1/1/2032	4,000,000	4,000,000
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (a)	8,260,000	8,423,383
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,091,280
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	1,470,000	1,475,277
AMT, 8.0%, 8/1/2028	3,000,000	3,038,520
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,391,415
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	986,975

		51,101,828
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,459,222
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2026	2,800,000	2,905,224
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,079,060
Series F, 5.5%, 1/1/2017	1,495,000	1,613,195
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,417,225
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,545,000	1,582,636

		11,056,562
North Dakota 0.0%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	250,000	260,525
Ohio 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	31,961,386
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, Prerefunded, 7.125%, 7/1/2029	1,000,000	1,098,480

		33,059,866
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2023 (a)	10,420,000	10,610,894
Pennsylvania 3.5%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	9,546,937
Series B, Prerefunded, 9.25%, 11/15/2022	2,000,000	2,168,820
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	2,042,110
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	7,252,562
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	952,360
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	1,778,016
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,489,780
Series A, 5.5%, 8/15/2035	6,500,000	6,334,835
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, Series A, AMT, 6.75%, 12/1/2036	2,910,000	2,912,794
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,551,105
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,254,372
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	707,518
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	7,981,900

		51,973,109
Puerto Rico 6.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	26,220,967
Commonwealth of Puerto Rico, General Obligation:
Series A-6, 0.12% **, 7/1/2033, UBS AG (b)	5,500,000	5,500,000
Series A, 5.0%, 7/1/2021	5,000,000	5,045,600
Series A, 6.0%, 7/1/2038	7,200,000	7,394,184
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,552,438
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	10,654,600
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,334,065
Series TT, 5.0%, 7/1/2037	4,000,000	3,821,920
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	2,027,580
Series M, 6.25%, 7/1/2022	5,000,000	5,483,100
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,575,027
Series A, 5.75%, 8/1/2037	2,130,000	2,201,930
Series A, 6.5%, 8/1/2044	10,000,000	10,850,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,610,900
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	4,490,570

		102,763,081
South Carolina 0.8%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,501,725
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	1,003,040
Series A, 7.75%, 11/1/2039	4,917,000	4,289,935
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,961,109
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	640,000	624,889
Series C, Prerefunded, 7.0%, 8/1/2030	600,000	717,978

		12,098,676
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,982,270
Series B, 5.5%, 7/1/2035	5,000,000	5,079,850
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,005,920

		9,068,040
Tennessee 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,593,825
5.0%, 12/15/2018	2,160,000	2,206,915
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,419,430
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,020,160
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	18,409,515
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,645,250
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	8,176,160

		43,471,255
Texas 12.5%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,103,065
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,057,875
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (e)	4,910,000	3,168,718
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,040,380
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,598,040
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,139,150
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	4,756,220
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,474,300
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030 (c)	5,000,000	1,130,350
Zero Coupon, 1/1/2032 (c)	3,500,000	663,985
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,845,406
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,184,036
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	9,594,899
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,580,000	16,718,111
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 (a)	11,000,000	9,484,640
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,269,190
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018	1,500,000	1,503,930
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,027,020
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	17,807,825
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,219,277
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 (a)	8,000,000	6,847,120
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039 (c)	1,000,000	986,340
Series A, 8.25%, 11/15/2044 (c)	6,000,000	5,941,140
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	2,074,980
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (a)	7,125,000	7,377,866
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	4,971,300

Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	14,790,000	15,949,240
Series D, 6.25%, 12/15/2026	6,875,000	7,325,794
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,526,800
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	991,720
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,020,420
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,027,250
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,537,772
7.125%, 11/1/2040	3,580,000	3,600,728
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	4,505,000	4,498,198

		186,463,085
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (f)	720,000	720,079
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,850,900
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,589,536
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,500,000	5,255,250

		12,695,686
Washington 2.6%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,862,930
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,176,325
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	2,970,000	2,860,556
Washington, State Health Care Facilities Authority Revenue, Multi-Care Health Systems, Series B, 0.16% **, 8/15/2044, Wells Fargo Bank NA (b)	6,850,000	6,850,000
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037 (a)	6,675,000	6,469,009
Series A, 6.125%, 8/15/2037	16,000,000	16,166,400

		38,385,220
West Virginia 0.9%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center:
Series A, 5.625%, 9/1/2032	3,080,000	3,062,475
Prerefunded, 6.75%, 9/1/2030	980,000	1,022,208
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,881,000
6.5%, 10/1/2038	3,000,000	2,801,430

		13,767,113
Wisconsin 1.6%
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.16% **, 4/1/2032, US Bank NA (b)	9,640,000	9,640,000
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,200,950
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	5,000,000	4,856,750
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,504,675
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,036,750

		23,239,125
Wyoming 0.1%
Wyoming, Municipal Power Supply Agency, Series A, 5.0%, 1/1/2036	1,000,000	998,490
Multi-State 0.3%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,803,025	4,266,624

Total Municipal Bonds and Notes (Cost $1,411,469,796)		1,416,662,368
Municipal Inverse Floating Rate Notes (g) 16.3%
California 1.7%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024 (a) (h)	8,500,000	9,240,084
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025 (a) (h)	11,000,000	11,957,756
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R-11513-1, 144A, 21.508%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (h)	2,126,587	2,239,101
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (h)	1,935,078	2,037,460
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.233%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		25,474,401
Hawaii 0.7%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (h)	10,000,000	10,884,100
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.72%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Nevada 1.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (h)	7,851,481	8,470,396
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (h)	8,203,602	8,850,275
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (h)	5,298,193	5,715,839
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.261%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		23,036,510
New York 1.8%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (h)	5,095,207	5,574,706
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.824%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (h)	4,000,000	4,400,400
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (h)	3,000,000	3,300,300
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (h)	3,000,000	3,300,300
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.205%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (h)	10,000,000	10,785,480
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.195%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		27,361,186
Ohio 0.9%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (h)	4,522,767	4,716,220
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (h)	7,712,913	8,042,819
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		12,759,039
Pennsylvania 2.8%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (h)	21,790,000	24,264,191
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 43.59%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (h)	15,475,000	17,112,924
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.699%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		41,377,115
Tennessee 1.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (h)	14,996,415	16,663,965
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.806%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.4%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (h)	3,710,000	4,046,986
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (h)	4,315,000	4,706,940
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.389%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (h)	15,000,000	16,582,150
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.48%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (h)	10,000,000	11,136,340
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.08%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (h)	12,500,000	13,607,450
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 21.36%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		50,079,866
Washington 2.4%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (h)	10,000,000	10,855,600
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.88%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (h)	10,000,000	10,916,600
Trust: Washington, State General Obligation, Series 2154, 144A, 22.68%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (a) (h)	10,000,000	10,924,700
Trust: Washington, State General Obligation, Series 2302, 144A, 22.88%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 5.4%, 7/1/2012	3,000,000	3,587,310

		36,284,210

Total Municipal Inverse Floating Rate Notes (Cost $233,700,675)		243,920,392

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,645,170,471) †	110.9	1,660,582,760
Other Assets and Liabilities, Net	(10.9)	(163,026,608)

Net Assets	100.0	1,497,556,152

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of February 28, 2010.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2010.

***	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities, Series A	7.0%	12/1/2027	5,000,000	5,053,000	1,399,000
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	6,000,000	5,798,546	240,000
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A	6.125%	2/15/2019	2,203,531	2,203,531	22
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A	7.25%	7/1/2033	3,000,000	2,910,069	1,869,750
				15,965,146	3,508,772

†
The cost for federal income tax purposes was $1,643,294,996.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $17,287,764.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,636,370 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $57,348,606.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	2.1
American Capital Assurance	0.4
Assured Guaranty Corp.	0.8
Assured Guaranty Municipal Corp.	4.0
Financial Guaranty Insurance Co.	2.3
National Public Finance Guarantee Corp.	1.0
Radian	0.2
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(b)	Security incorporates a letter of credit from the bank listed.
(c)	When-issued security.
(d)	At February 28, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(e)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	706,367	720,079	0.05

(g)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(h)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2010, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

1/11/2011 1/11/2016	45,000,0001	Fixed — 3.787%	Floating — LIBOR	(983,132)
1/12/2011 1/12/2016	45,000,0002	Fixed — 3.796%	Floating — LIBOR	(997,053)
3/2/2010 3/2/2021	18,300,0003	Fixed — 3.59%	Floating — LIBOR	344,995
3/16/2010 3/16/2027	10,000,0001	Fixed — 3.605%	Floating — LIBOR	771,693
6/2/2010 6/2/2029	4,800,0002	Fixed — 4.446%	Floating — LIBOR	(65,422)
6/23/2010 6/23/2029	20,000,0002	Fixed — 4.466%	Floating — LIBOR	(275,598)
2/7/2011 2/7/2030	4,900,0002	Fixed — 4.692%	Floating — LIBOR	(83,720)
1/25/2011 1/25/2031	21,000,0002	Fixed — 4.657%	Floating — LIBOR	(271,336)
6/11/2010 6/11/2031	17,300,0002	Fixed — 4.773%	Floating — LIBOR	(946,414)
Total net unrealized depreciation on open interest rate swaps				(2,505,987)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	The Goldman Sachs & Co.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(i)	$—	$1,660,582,760	$—	$1,660,582,760
Derivatives(j)	—	1,116,688	—	1,116,688
Total	$—	$1,661,699,448	$—	$1,661,699,448
Liabilities
Derivatives(j)	$—	$(3,622,675)	$—	$(3,622,675)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (2,505,987)

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010